SEGMENT REPORTING (Details Narrative)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) Segments	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) Segments	Dec. 31, 2023 USD ($)
Revenue, Major Customer [Line Items]
Number of reportable segments			1		1
Number of operating segments			1		1
Revenue | $	$ 7,450		$ 98,175
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage			10.00%
UNITED STATES | Revenue Benchmark [Member] | Geographic Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Concentration risk percentage	100.00%		100.00%